ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Banks – 2.1%
Eagle Bancorp, Inc.	15,894	$425,800

Building Materials – 6.0%
Trex Co., Inc.*(a)	17,128	1,226,365

Chemicals – 12.9%
RPM International, Inc.	10,327	855,489
Sherwin-Williams Co. (The)	1,346	937,812
Stepan Co.	7,797	849,873
Total Chemicals		2,643,174

Commercial Services – 4.7%
Moody’s Corp.	3,274	948,969

Computers – 4.1%
Check Point Software Technologies Ltd. (Israel)*	6,985	840,575

Diversified Financial Services – 4.1%
Intercontinental Exchange, Inc.	8,429	843,322

Food – 7.9%
Hershey Co. (The)	5,350	766,869
Hormel Foods Corp.	17,279	844,770
Total Food		1,611,639

Healthcare - Products – 9.2%
Danaher Corp.	5,122	1,102,920
Stryker Corp.	3,731	777,429
Total Healthcare - Products		1,880,349

Household Products / Wares – 5.1%
Church & Dwight Co., Inc.	11,124	1,042,430

Insurance – 5.5%
Aflac, Inc.	14,876	540,743
Globe Life, Inc.	7,386	590,141
Total Insurance		1,130,884

Machinery - Diversified – 3.1%
Middleby Corp. (The)*	7,069	634,160

Media – 8.0%
FactSet Research Systems, Inc.	2,911	974,835
Walt Disney Co. (The)	5,372	666,558
Total Media		1,641,393

Packaging & Containers – 4.5%
Silgan Holdings, Inc.	25,129	923,993

Pharmaceuticals – 3.3%
Becton Dickinson and Co.	2,887	671,747

Retail – 3.1%
Ross Stores, Inc.	6,788	633,456

Software – 16.2%
ANSYS, Inc.*	3,030	991,507
Broadridge Financial Solutions, Inc.	6,383	842,556
Cerner Corp.	10,720	774,949
Fiserv, Inc.*	6,746	695,175
Total Software		3,304,187
Total Common Stocks (Cost $15,635,631)		20,402,443

MONEY MARKET FUND – 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.02%(b) (Cost $84,518)	84,518	84,518

Total Investments – 100.2% (Cost $15,720,149)		20,486,961
Liabilities in Excess of Other Assets – (0.2%)		(40,802)
Net Assets – 100.0%		$20,446,159

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,201,806; the aggregate market value of the collateral held by the fund is $1,212,075. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,212,075.
(b)	Rate shown reflects the 7-day yield as of September 30, 2020.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,402,443	$–	$–	$20,402,443
Money Market Fund	84,518	–	–	84,518
Total	$20,486,961	$–	$–	$20,486,961

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Banks	2 .1%
Building Materials	6 .0
Chemicals	12 .9
Commercial Services	4 .7
Computers	4 .1
Diversified Financial Services	4 .1
Food	7 .9
Healthcare - Products	9 .2
Household Products / Wares	5 .1
Insurance	5 .5
Machinery - Diversified	3 .1
Media	8 .0
Packaging & Containers	4 .5
Pharmaceuticals	3 .3
Retail	3 .1
Software	16 .2
Money Market Fund	0 .4
Total Investments	100 .2
Liabilities in Excess of Other Assets	(0 .2)
Net Assets	100 .0%